SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful Lives of Assets

Property and equipment are stated at cost less accumulated depreciation and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	3 - 5 years
Motor vehicles	4 years
Leasehold improvement	shorter of lease terms or 3 years

Estimated Economic Lives of Intangible Assets

Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Computer software	5 years
Mobile games and platforms	1 - 6 years
Acquired customer relationships	7 years
Mobile game product development costs	3 years
Mobile game licenses	2 - 6 years
Acquired contract with mobile network operator	3 years

Summary of Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Contingently returnable consideration assets (Note 7)	—	—	13,648

Assets measured at fair value on a recurring basis as of December 31, 2013 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	US$

Contingently returnable consideration assets (Note 7)	—	—	—	—

Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2013.

Contingently returnable consideration assets
RMB
Balance as of January 1, 2012	16,938

Recognized during the year	—
Realized or unrealized gain	27,326
Settlement	(30,616)

Balance as of December 31, 2012	13,648

Recognized during the year	—
Realized or unrealized gain	24,366
Settlement	(38,014)

Balance as of December 31, 2013	—

Balance as of December 31, 2013 in US$	—

The amount of total gain for the year ended December 31, 2012 included in earnings	27,326

The amount of total gain for the year ended December 31, 2013 included in earnings	24,366

The amount of total gain for the year ended December 31, 2013 included in earnings, in US$	4,025

Assets Measured at Fair Value on Nonrecurring Basis

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB
Goodwill	598,358	—	—	564,841	33,517

Intangible assets—Acquired customer relationships	10,910	—	—	—	10,910

Total assets measured at fair value on nonrecurring basis					44,427

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2013:

		Fair value at December 31, 2013 measured using
	Carrying value at December 31, 2013	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2013
	RMB	RMB	RMB	RMB	RMB	US$
Intangible assets—Computer software	2,613	—	—	—	2,613	432

Total assets measured at fair value on nonrecurring basis					2,613	432